Annual Operating Expenses {- Fidelity Sustainability U.S. Equity ETF} - 09.30 Fidelity Sustainability U.S. Equity & Women's Leadership ETFs - Combo PRO-05 - Fidelity Sustainability U.S. Equity ETF - Fidelity Sustainability U.S. Equity ETF
	Nov. 29, 2021
Operating Expenses:
Management fee	0.59%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.59%

[1]	(a)Based on estimated amounts for the current fiscal year.